Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting [Abstract]
Schedule of Segment	The following tables present summary information by segment for the years ended December 31, 2023, 2022 and 2021, respectively:
		Year ended December 31, 2021
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	156,062	928,565	1,177,822	-	2,262,449
Cost of revenue and related tax	-	-	34,556	-	34,556
Operating expenses	508,772	20,717	201,483	2,275,887	3,006,859
Income (loss) from operations	(352,710)	907,848	941,783	(2,275,887)	(778,966)
Income tax expense	14,785	109,732	132,827	-	257,344
Net income (loss)	(367,692)	798,054	754,814	(2,278,417)	(1,093,241)
Depreciation and amortization	1,347	9,997	51,627	-	62,971
Capital expenditure	-	-	6,722	-	6,722
Total assets	(3,715,787)	4,011,568	1,629,846	$15,441,081	17,366,708

		Year ended December 31, 2022
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	-	-	161,372	-	161,372
Cost of revenue and related tax	-	-	17,833	-	17,833
Operating expenses	-	244,629	279,717	2,190,200	2,714,546
Loss from operations	-	(244,629)	(136,178)	(2,190,200)	(2,571,007)
Net loss	112	(244,799)	(144,833)	(2,172,387)	(2,561,907)
Depreciation and amortization	-	-	42,676	14,752	57,428
Capital expenditure	-	-	34,346	-	34,346
Total assets	8,328	51,321	1,536,973	13,062,212	14,658,834
		Year ended December 31, 2023
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	-	-	146,554	-	146,554
Cost of revenue and related tax	-	-	12,597	-	12,597
Operating expenses	35,950	7,050	263,315	1,591,197	1,897,512
Loss from operations	(35,950)	(7,050)	(129,358)	(1,591,197)	(1,763,555)
Net loss	(36,020)	(7,084)	(265,830)	(1,594,343)	(1,903,277)
Depreciation and amortization	-	-	21,534	84,108	105,642
Capital expenditure	-	-	23,433	-	23,433
Total assets	36,079	1,054	1,483,926	11,388,080	12,909,139